Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 25,394	$ 26,022
Accounts receivable, net	224,050	203,748
Inventories, net	332,311	322,607
Current deferred income tax benefits	77,716	80,674
Other current assets	40,930	24,799
Total Current Assets	700,401	657,850
Property, plant and equipment, net	1,753,241	1,774,291
Goodwill	616,204	616,671
Other intangibles, net	50,433	54,133
Other noncurrent assets	40,647	44,877
Total Assets	3,160,926	3,147,822
Current Liabilities:
Accounts payable	83,537	92,210
Accrued salaries, benefits and payroll taxes	19,461	16,732
Pension and postretirement benefits	6,851	5,250
Accrued insurance and other taxes	28,682	26,408
Current maturities of long-term debt and short-term facilities	5,676	7,182
Other current liabilities	29,128	25,930
Total Current Liabilities	173,335	173,712
Long-term debt	1,042,183	1,052,902
Pension, postretirement and postemployment benefits	183,122	158,101
Noncurrent deferred income taxes	225,592	222,064
Other noncurrent liabilities	86,395	92,179
Total Liabilities	1,710,627	1,698,958
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 46,002,000 and 45,726,000 shares outstanding at December 31, 2012 and 2011, respectively)	459	456
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	414,657	401,864
Accumulated other comprehensive loss	(106,169)	(83,890)
Retained earnings	1,101,598	1,090,891
Total Shareholders' Equity	1,410,545	1,409,321
Noncontrolling interests	39,754	39,543
Total Equity	1,450,299	1,448,864
Total Liabilities and Equity	$ 3,160,926	$ 3,147,822